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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 4.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 4.6%
California Infrastructure & Economic Development Bank(a),(b)
Refunding Revenue Bonds
Los Angeles Museum
VRDN Series 2008 (Wells Fargo Bank)
09/01/2037	0.430%	5,150,000	5,150,000
VRDN Series 2008A (Wells Fargo Bank)
09/01/2037	0.430%	4,445,000	4,445,000
Los Angeles Department of Water & Power System(a),(b)
Refunding Revenue Bonds
VRDN Subordinated Series 2016B-3 (Barclays Bank)
07/01/2034	0.640%	2,000,000	2,000,000
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
VRDN Series 2013A2 (State Street)
05/01/2034	0.430%	7,820,000	7,820,000
Total			19,415,000
Total Floating Rate Notes (Cost $19,415,000)			19,415,000

Municipal Bonds 93.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.2%
City of Los Angeles Department of Airports
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	404,580
05/15/2030	5.000%	500,000	607,520
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/2029	5.000%	2,410,000	2,876,118
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2025	5.250%	1,500,000	1,620,720
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	2,017,575
Unrefunded Revenue Bonds
Series 2008A (AGM)
07/01/2023	5.000%	870,000	902,851
Norman Y. Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,350,200
Series 2014C
03/01/2030	5.000%	2,500,000	2,879,125
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,194,010
07/01/2034	5.000%	700,000	832,461
San Diego County Regional Airport Authority
Subordinated Revenue Bonds
Series 2010A
07/01/2024	5.000%	1,000,000	1,110,260
San Francisco City & County Airport Commission-San Francisco International Airport
Prerefunded 05/01/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	555,000	638,494
San Francisco City & County Airports Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/2018	5.000%	1,825,000	1,880,973
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,469,461
Total			21,784,348
Charter Schools 2.2%
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	500,000	559,710
08/01/2030	5.000%	750,000	833,992
08/01/2031	5.000%	925,000	1,024,493
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	1,700,000	1,881,135
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,076,428
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,000,000	1,089,910
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	2,000,000	2,062,600
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	649,482
Total			9,177,750

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,264,245
Higher Education 4.6%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,713,690
04/01/2035	5.000%	2,000,000	2,304,400
Revenue Bonds
California Lutheran University
Series 2008
10/01/2021	5.250%	1,500,000	1,568,355
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,201,630
Pitzer College
Series 2009
04/01/2019	5.000%	1,610,000	1,715,600
University of Southern California
Series 2009C
10/01/2024	5.250%	3,000,000	3,763,380
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	451,639
04/01/2026	5.000%	1,000,000	1,132,370
Biola University
Series 2017
10/01/2031	5.000%	540,000	633,496
10/01/2032	5.000%	615,000	717,373
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	587,689
10/01/2028	5.000%	840,000	954,021
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,023,270
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	715,000	781,359
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	755,000	813,845
Total			19,362,117
Hospital 9.5%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Sharp Healthcare
Series 2011A
08/01/2024	5.250%	2,750,000	3,128,730
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,200,900
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,773,270
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	385,184
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,192,490
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,563,695
Revenue Bonds
Children’s Hospital of Orange County
Series 2009
11/01/2021	6.000%	2,000,000	2,216,840
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	689,868
Dignity Health
Series 2009E
07/01/2025	5.625%	1,500,000	1,620,915
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,890,525
02/01/2034	5.000%	500,000	576,770
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,349,431
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	352,284
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,754,520

2	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,395,300
Series 2017A
02/01/2033	5.000%	2,770,000	3,173,229
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,356,757
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,553,483
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,161,110
Kaiser Permanente
Series 2009A
04/01/2019	5.000%	2,000,000	2,132,220
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,322,500
Sutter Health
Series 2011A
08/15/2026	5.500%	1,000,000	1,129,500
Total			39,919,521
Joint Power Authority 4.0%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Pacific Gas and Electric
Series 2017E
11/01/2026	1.750%	1,000,000	1,009,010
M-S-R Public Power Agency
Subordinated Revenue Bonds
Lien
Series 2008L (AGM)
07/01/2021	5.000%	2,500,000	2,589,125
Northern California Power Agency
Refunding Revenue Bonds
Hydroelectric Project No. 1
Series 2008C (AGM)
07/01/2022	5.000%	3,000,000	3,113,010
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,773,615
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Public Power Authority
Refunding Revenue Bonds
Series 2008A
07/01/2022	5.000%	2,000,000	2,079,280
Series 2015C
07/01/2026	5.000%	5,000,000	6,141,300
Total			16,705,340
Local Appropriation 2.3%
City & County of San Francisco
Certificate of Participation
Multiple Capital Improvement Projects
Series 2009B
04/01/2024	5.000%	1,495,000	1,595,643
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,750,000	2,163,438
Oakland Joint Powers Financing Authority
Refunding Revenue Bonds
Oakland Administration Buildings
Series 2008B (AGM)
08/01/2022	5.000%	2,000,000	2,080,400
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,485,755
11/01/2028	5.000%	1,155,000	1,335,977
Total			9,661,213
Local General Obligation 10.1%
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,432,127
Compton Unified School District(e)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,813,084
06/01/2024	0.000%	1,925,000	1,667,974
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,845,648
East Side Union High School District
Unlimited General Obligation Refunding Bonds
2012 Crossover
Series 2006 (AGM)
09/01/2020	5.250%	1,280,000	1,442,522

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Community College District
Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	830,368
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	834,432
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,572,670
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	812,019
Palomar Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	1,974,963
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	582,630
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,410,402
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/2019	5.250%	1,000,000	1,089,500
Rescue Union School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	882,772
Salinas Union High School District(e)
Unlimited General Obligation Bonds
BAN Series 2015
08/01/2020	0.000%	4,725,000	4,483,978
San Mateo Foster City School District
Revenue Bonds
Series 2005 (AGM)
08/15/2019	5.500%	2,000,000	2,185,460
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/2021	5.250%	2,375,000	2,755,950
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,163,640
08/01/2032	5.000%	1,500,000	1,702,830
Simi Valley Unified School District
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2025	5.000%	1,000,000	1,248,410
08/01/2026	5.000%	2,000,000	2,518,540
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/2023	5.250%	3,000,000	3,474,300
Series 2012
08/01/2027	5.000%	2,365,000	2,774,973
Total			42,499,192
Multi-Family 0.8%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	432,800
Caritas Affordable Housing
Senior Series 2014
08/15/2030	5.000%	1,000,000	1,116,630
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2019	5.000%	1,000,000	1,061,120
05/15/2020	5.000%	750,000	817,560
Total			3,428,110
Municipal Power 4.4%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,525,900
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/2023	5.000%	1,000,000	1,047,670
City of Santa Clara Electric
Refunding Revenue Bonds
Series 2011A
07/01/2029	5.375%	1,000,000	1,154,900

4	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,910,000	2,029,680
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	3,309,363
11/01/2023	5.000%	1,040,000	1,204,258
Los Angeles Department of Water & Power System
Revenue Bonds
Power System
Series 2009B
07/01/2023	5.250%	2,000,000	2,165,740
Series 2014D
07/01/2033	5.000%	1,700,000	1,995,494
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,214,781
Sacramento Municipal Utility District
Unrefunded Revenue Bonds
Series 2008U (AGM)
08/15/2021	5.000%	920,000	960,940
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	983,603
01/01/2031	5.000%	1,000,000	1,151,010
Total			18,743,339
Other Bond Issue 1.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	419,568
09/01/2034	4.000%	600,000	630,312
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	373,380
02/01/2033	4.000%	500,000	531,095
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	725,513
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	419,268
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,535,290
Total			5,634,426
Ports 1.1%
Port of Los Angeles
Revenue Bonds
Series 2009A
08/01/2023	5.250%	2,000,000	2,172,060
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,144,500
09/01/2028	5.000%	1,100,000	1,251,162
Total			4,567,722
Prepaid Gas 0.6%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	2,000,000	2,523,820
Recreation 1.0%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Segerstrom Center for the Arts
Series 2016
07/01/2026	5.000%	2,000,000	2,401,860
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,824,557
Total			4,226,417
Refunded / Escrowed 8.4%
California Health Facilities Financing Authority
Prerefunded 07/01/19 Revenue Bonds
Dignity Health
Series 2009A
07/01/2029	6.000%	1,250,000	1,369,600
Revenue Bonds
Insured Episcopal Home
Series 2010B Escrowed to Maturity
02/01/2019	5.100%	265,000	275,701
California State Public Works Board
Prerefunded 03/01/20 Revenue Bonds
Various Capital Projects
Subordinated Series 2010A-1
03/01/2022	5.250%	2,000,000	2,216,580

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State University
Prerefunded 05/01/19 Revenue Bonds
Systemwide
Series 2009A
11/01/2022	5.250%	2,500,000	2,687,750
City & County of San Francisco
Prerefunded 06/15/20 Unlimited General Obligation Bonds
Earthquake Safety
Series 2010E
06/15/2027	5.000%	3,380,000	3,765,252
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,476,730
City of Los Angeles Wastewater System
Prerefunded 06/01/19 Revenue Bonds
Series 2009A
06/01/2025	5.750%	1,110,000	1,206,870
06/01/2025	5.750%	890,000	967,670
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,190,660
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/2021	5.125%	820,000	865,371
Imperial Irrigation District Electric System
Prerefunded 11/01/18 Revenue Bonds
System
Series 2008A
11/01/2021	5.250%	2,040,000	2,152,383
Pasadena Public Financing Authority
Prerefunded 03/01/21 Revenue Bonds
Rose Bowl Renovation
Series 2010A
03/01/2026	5.000%	2,500,000	2,847,350
Pico Rivera Public Financing Authority
Prerefunded 09/01/19 Revenue Bonds
Series 2009
09/01/2026	5.250%	1,085,000	1,181,945
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Senior Series 2009B
05/15/2025	5.250%	1,500,000	1,615,650
San Diego Public Facilities Financing Authority Water
Prerefunded 08/01/20 Revenue Bonds
Series 2010A
08/01/2024	5.000%	2,000,000	2,237,540
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission-San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	1,445,000	1,667,284
San Mateo Joint Powers Financing Authority
Prerefunded 07/15/18 Revenue Bonds
Youth Services Campus
Series 2008A
07/15/2028	5.250%	2,275,000	2,369,754
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	520,000	616,590
09/01/2029	5.000%	585,000	693,664
Tuolumne Wind Project Authority
Prerefunded 01/01/19 Revenue Bonds
Tuolumne Co. Project
Series 2009
01/01/2022	5.000%	1,000,000	1,058,020
University of California
Prerefunded 05/15/19 Revenue Bonds
Series 2009O
05/15/2020	5.000%	1,000,000	1,072,860
Total			35,535,224
Retirement Communities 5.2%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2024	5.375%	2,795,000	3,118,437
Series 2012
07/01/2021	5.000%	1,000,000	1,115,260
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/2032	5.000%	4,750,000	5,435,757
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	366,448
07/01/2029	5.000%	300,000	350,397
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2019	5.000%	550,000	568,117

6	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	3,032,784
10/01/2026	5.000%	1,000,000	1,175,730
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,697,490
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,174,900
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	348,235
05/15/2025	5.000%	530,000	591,300
05/15/2026	5.000%	700,000	776,069
05/15/2029	5.000%	1,135,000	1,238,660
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,131,040
Total			22,120,624
Special Non Property Tax 0.3%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2032	4.000%	500,000	539,740
06/01/2033	4.000%	415,000	445,312
06/01/2034	4.000%	250,000	266,862
Total			1,251,914
Special Property Tax 15.1%
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,227,183
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,300,000	1,573,208
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	1,011,066
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	630,000	716,335
09/01/2027	5.000%	805,000	909,932
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,893,750
09/01/2026	5.000%	1,000,000	1,194,030
09/01/2027	5.000%	1,000,000	1,181,740
09/01/2030	5.000%	815,000	944,014
09/01/2031	5.000%	590,000	679,409
Fontana Public Finance Authority
Tax Allocation Bonds
Lien-North Fontana Redevelopment
Subordinated Series 2005A (AMBAC)
10/01/2020	5.000%	1,515,000	1,519,469
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,228,323
10/01/2031	5.000%	1,640,000	1,929,690
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	865,336
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	582,590
05/01/2033	5.000%	1,000,000	1,159,690
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,403,536
09/01/2031	5.000%	2,720,000	3,152,398
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	617,508
09/01/2030	5.000%	625,000	722,619
09/01/2032	5.000%	625,000	716,669
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,687,530

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Bond Finance Authority
Tax Allocation Bonds
Industrial Redevelopment Project Areas
Series 2002B (AMBAC)
11/01/2019	5.500%	1,070,000	1,169,884
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	1,000,000	1,123,810
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,547,320
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/2022	5.000%	2,000,000	2,322,540
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,062,064
10/01/2030	5.000%	350,000	414,557
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,969,231
09/01/2029	5.000%	1,200,000	1,329,852
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,191,572
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	805,910
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,584,604
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,674,200
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	325,501
08/01/2031	5.000%	355,000	417,991
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	788,885
08/01/2032	5.000%	580,000	680,392
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	259,967
08/01/2030	5.000%	175,000	201,250
San Francisco Redevelopment Projects
Series 2009B
08/01/2018	5.000%	1,255,000	1,303,456
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,189,239
08/01/2029	5.000%	1,000,000	1,168,350
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	361,194
12/01/2024	5.000%	400,000	487,912
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	589,657
09/01/2029	5.000%	595,000	659,385
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,389,132
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,461,135
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	697,050
09/01/2026	5.000%	700,000	840,000
Total			63,932,065
State Appropriated 3.9%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,744,410

8	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,282,145
Series 2015A
06/01/2028	5.000%	1,175,000	1,393,867
Various Capital Projects
Series 2011A
10/01/2020	5.000%	2,000,000	2,246,720
Series 2013I
11/01/2028	5.250%	3,000,000	3,550,380
Series 2014E
09/01/2030	5.000%	1,500,000	1,752,270
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,494,640
Total			16,464,432
State General Obligation 4.1%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/2024	5.000%	5,000,000	5,626,150
Various Purpose
Series 2009
04/01/2026	5.625%	2,000,000	2,156,300
10/01/2029	5.250%	1,500,000	1,636,620
Series 2011
10/01/2019	5.000%	4,000,000	4,351,480
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,527,310
Total			17,297,860
Tobacco 2.2%
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,639,360
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,706,880
Total			9,346,240
Turnpike / Bridge / Toll Road 1.4%
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,567,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	3,000,000	3,463,410
Total			6,030,610
Water & Sewer 5.8%
Central Coast Water Authority
Refunding Revenue Bonds
State Water Project Regional Facilities
Series 2016
10/01/2021	5.000%	5,000,000	5,739,100
City of Fresno Sewer System
Revenue Bonds
Series 2008A
09/01/2023	5.000%	1,000,000	1,044,800
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	858,914
11/15/2026	5.000%	1,000,000	1,218,600
Clovis Public Financing Authority
Revenue Bonds
Series 2007 (AMBAC)
08/01/2021	5.000%	1,000,000	1,003,520
Kern County Water Agency Improvement District No. 4
Refunding Revenue Bonds
Series 2016A (AGM)
05/01/2027	5.000%	2,300,000	2,793,695
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2024	5.000%	1,050,000	1,280,853
10/01/2025	5.000%	1,100,000	1,356,564
Oxnard Financing Authority
Revenue Bonds
Project
Series 2006
06/01/2031	5.000%	4,315,000	4,326,607
Semitropic Improvement District
Refunding Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,327,632
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,755,450
Total			24,705,735
Total Municipal Bonds (Cost $374,275,080)			396,182,264

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.580%	1,255,748	1,255,748
Total Money Market Funds (Cost $1,255,748)		1,255,748
Total Investments (Cost: $394,945,828)		416,853,012
Other Assets & Liabilities, Net		5,375,943
Net Assets		422,228,955
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $9,551,538, which represents 2.26% of net assets.
(e)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
394,946,000	22,439,000	(532,000)	21,907,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
10	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	19,415,000	—	19,415,000
Municipal Bonds	—	396,182,264	—	396,182,264
Money Market Funds	1,255,748	—	—	1,255,748
Total Investments	1,255,748	415,597,264	—	416,853,012
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 4.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.7%
Grossmont Union High School District(a),(b),(c)
Prerefunded 08/01/18 Unlimited General Obligation Bonds
Election of 2004
VRDN Series 2008 (JPMorgan Chase Bank)
02/01/2018	1.020%	4,545,000	4,545,000
Unlimited General Obligation Bonds
Election of 2008
VRDN Series 2010B (JPMorgan Chase Bank)
08/01/2018	1.020%	4,850,000	4,850,000
Total			9,395,000
Colorado 0.9%
City & County of Denver(b),(c)
Refunding Certificate of Participation
Series 2008A2 (JPMorgan Chase Bank)
12/01/2029	0.720%	12,500,000	12,500,000
Indiana 0.1%
Indiana Finance Authority(b),(c)
Unrefunded Revenue Bonds
Lease Appropriation
VRDN Series 2009A-2 (JPMorgan Chase Bank)
02/01/2037	0.770%	2,000,000	2,000,000
Massachusetts 0.3%
Massachusetts Health & Educational Facilities Authority(b),(c)
Revenue Bonds
Baystate Medical Center
Series 2009J-2 (JPMorgan Chase Bank)
07/01/2044	0.720%	4,050,000	4,050,000
New York 1.6%
New York City Transitional Finance Authority(b),(c)
Subordinated Revenue Bonds
Future Tax Secured
VRDN Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.760%	10,000,000	10,000,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
VRDN Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.760%	3,000,000	3,000,000
VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	0.770%	6,000,000	6,000,000
2nd General Resolution Fiscal 2015
VRDN Series 2015 (Royal Bank of Canada)
06/15/2048	0.740%	2,000,000	2,000,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority(b),(c)
Revenue Bonds
General
Series 2015B-3 (Wells Fargo Bank)
01/01/2033	0.720%	2,135,000	2,135,000
Total			23,135,000
Tennessee 0.4%
Metropolitan Government of Nashville & Davidson County Water & Sewer(b),(c)
Revenue Bonds
VRDN Series 1977 Escrowed to Maturity (JPMorgan Chase Bank)
07/01/2021	0.970%	5,000,000	5,000,000
Total Floating Rate Notes (Cost $56,080,000)			56,080,000

Municipal Bonds 84.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.2%
Alabama 21st Century Authority
Revenue Bonds
Series 2012A
06/01/2018	5.000%	1,250,000	1,289,713
Alabama Federal Aid Highway Finance Authority
Revenue Bonds
Grant Anticipation - GARVEE
Series 2012
09/01/2020	5.000%	2,210,000	2,462,713
Alabama Public School & College Authority
Refunding Revenue Bonds
Pool
Series 2012A
03/01/2018	5.000%	7,510,000	7,692,418
Black Belt Energy Gas District
Revenue Bonds
Series 2016A
07/01/2046	4.000%	5,000,000	5,423,000
City of Birmingham
Limited General Obligation Refunding Notes
Series 2016A
04/01/2018	5.000%	6,045,000	6,212,386
Industrial Development Board of the City of Mobile
Revenue Bonds
Alabama Power Co.-Barry Plant
Series 2015
07/15/2034	1.625%	3,250,000	3,260,660

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Alabama Docks Department
Refunding Revenue Bonds
Docks Facilities
Series 2017B
10/01/2018	5.000%	1,295,000	1,349,584
10/01/2019	5.000%	1,275,000	1,370,038
10/01/2020	5.000%	1,280,000	1,412,570
Total			30,473,082
Alaska 0.6%
Alaska Railroad Corp.
Refunding Revenue Bonds
Sections 5307 & 5337
Series 2015
08/01/2018	5.000%	4,500,000	4,662,765
Municipality of Anchorage
Unlimited General Obligation Refunding Bonds
General Purpose
Series 2014B
09/01/2019	5.000%	3,645,000	3,931,971
Total			8,594,736
Arizona 1.0%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Banner Health
Series 2015A
01/01/2021	5.000%	2,435,000	2,739,448
Arizona School Facilities Board
Certificate of Participation
Series 2008
09/01/2018	5.750%	5,935,000	6,238,160
City of Glendale
Limited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2019	4.000%	1,350,000	1,425,627
County of Maricopa
Certificate of Participation
Series 2015
07/01/2018	5.000%	3,645,000	3,782,125
Total			14,185,360
Arkansas 0.8%
Arkansas Development Finance Authority
Refunding Revenue Bonds
Baptist Health
Series 2015A
12/01/2018	5.000%	2,640,000	2,775,564
12/01/2019	5.000%	8,095,000	8,797,970
Total			11,573,534
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 3.3%
Brea Redevelopment Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Series 2013
08/01/2017	5.000%	950,000	950,105
08/01/2018	5.000%	995,000	1,033,706
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2019	5.000%	1,635,000	1,724,647
02/01/2020	5.000%	1,100,000	1,196,426
02/01/2021	5.000%	1,200,000	1,338,840
02/01/2022	5.000%	1,000,000	1,142,880
California Pollution Control Financing Authority(a),(d)
Revenue Bonds
Waste Management Project
Series 2017 AMT
07/01/2031	1.600%	9,000,000	9,001,890
California State Public Works Board
Refunding Revenue Bonds
Series 2014G
01/01/2019	5.000%	8,500,000	8,999,375
Revenue Bonds
Various Capital Projects
Series 2013I
11/01/2017	5.000%	750,000	758,100
County of Los Angeles(e)
Certificate of Participation
Capital Appreciation - Disney Parking Project
Series 1993 (AMBAC)
09/01/2019	0.000%	7,650,000	7,449,799
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2017	4.000%	1,235,000	1,247,399
Norman Y Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2021	5.000%	2,750,000	3,106,510
03/01/2022	5.000%	1,750,000	2,024,837
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A
10/01/2019	4.000%	950,000	1,004,502
Series 2017A (BAM)
10/01/2021	5.000%	850,000	971,746

2	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2017	3.000%	500,000	501,670
11/01/2018	4.000%	875,000	897,164
11/01/2019	4.000%	1,500,000	1,565,070
11/01/2020	5.000%	2,235,000	2,435,792
Total			47,350,458
Colorado 1.2%
City & County of Denver Airport System(d)
Revenue Bonds
Series 2011A AMT
11/15/2021	5.000%	5,000,000	5,741,050
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/2018	3.000%	550,000	557,348
06/01/2019	4.000%	900,000	938,799
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2015A
09/01/2019	5.000%	1,000,000	1,075,570
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017
11/15/2038	5.000%	3,650,000	4,140,487
11/15/2047	4.000%	4,700,000	4,966,302
Total			17,419,556
Connecticut 3.9%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/2017	5.000%	5,000,000	5,007,635
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A (BAM)
03/01/2020	5.000%	1,000,000	1,091,290
03/01/2021	5.000%	1,500,000	1,683,255
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2014
11/15/2044	4.000%	3,265,000	3,433,213
Subordinated Series 2016E-1
11/15/2046	3.500%	9,690,000	10,241,749
Revenue Bonds
Series 2014A-1
11/15/2044	4.000%	3,320,000	3,502,434
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Health & Educational Facility Authority(a)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2020	2.875%	700,000	696,409
09/01/2021	3.250%	850,000	845,163
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2014C
12/15/2018	5.000%	5,200,000	5,468,372
Series 2014H
11/15/2019	5.000%	13,500,000	14,562,990
State of Connecticut Special Tax Revenue
Revenue Bonds
Transportation Infrastructure
Series 2016A
09/01/2021	5.000%	7,000,000	7,920,150
Total			54,452,660
Florida 2.8%
Citizens Property Insurance Corp.
Revenue Bonds
Series 2015A-1
06/01/2018	5.000%	1,000,000	1,014,160
06/01/2020	5.000%	3,925,000	4,280,252
City of Cape Coral Water & Sewer
Refunding Special Assessment Bonds
Various Areas
Series 2017 (AGM)
09/01/2019	1.650%	1,000,000	1,007,530
09/01/2020	1.900%	1,000,000	1,016,750
City of Jacksonville
Refunding Revenue Bonds
Better Jacksonville
Series 2012
10/01/2017	5.000%	2,000,000	2,014,280
County of Broward Airport System(d)
Refunding Revenue Bonds
Series 2015C AMT
10/01/2019	5.000%	3,000,000	3,237,660
10/01/2020	5.000%	1,885,000	2,095,064
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC) AMT
10/01/2022	5.000%	1,500,000	1,716,840
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014 AMT
10/01/2020	5.000%	2,000,000	2,228,140

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Seaport Department
Revenue Bonds
Series 2013A
10/01/2019	5.000%	2,015,000	2,166,306
Florida Housing Finance Corp.
Revenue Bonds
Homeowner Mortgage Special Program
Series 2010A (GNMA / FNMA / FHLMC)
07/01/2028	5.000%	680,000	699,088
Florida Ports Financing Commission(d)
Refunding Revenue Bonds
Transportation Fund
Seris 2011B AMT
06/01/2023	5.000%	3,000,000	3,394,680
Hillsborough County Aviation Authority(d)
Refunding Revenue Bonds
Tampa International
Subordinated Series 2013A AMT
10/01/2019	5.000%	2,000,000	2,163,820
Pasco County School Board
Revenue Bonds
Series 2013
10/01/2018	5.000%	1,000,000	1,045,970
School Board of Miami-Dade County (The)
Refunding Bonds Certificate of Participation
Series 2015D
02/01/2020	5.000%	2,250,000	2,459,948
Refunding Certificate of Participation
Series 2015A
05/01/2019	5.000%	2,000,000	2,134,560
St. Johns County School Board
Refunding Certificate of Participation
Series 2015
07/01/2019	5.000%	1,000,000	1,074,750
07/01/2020	5.000%	2,000,000	2,219,600
St. Johns River Power Park
Refunding Revenue Bonds
Issue 2
Series 2011-23
10/01/2017	5.000%	3,000,000	3,021,420
Total			38,990,818
Georgia 2.6%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2015
10/01/2032	2.350%	7,700,000	7,798,252
Georgia Power Company Plant Vogtle
Series 2017
12/01/2049	1.850%	4,350,000	4,351,348
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2011A
01/01/2019	5.000%	4,000,000	4,227,400
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Single Family Mortgage
Series 2016A-1
12/01/2046	3.500%	3,670,000	3,880,108
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
03/15/2021	5.000%	5,000,000	5,569,700
Monroe County Development Authority
Revenue Bonds
Georgia Power Co. Plant Scherer
Series 2015
10/01/2048	2.350%	4,000,000	4,051,040
Peach County Development Authority
Revenue Bonds
USG Real Estate Foundation LLC
Series 2016
10/01/2018	1.200%	7,000,000	6,988,660
Total			36,866,508
Illinois 13.5%
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General 2nd Lien
Series 2012A AMT
01/01/2018	5.000%	11,340,000	11,528,924
General Senior Lien
Series 2012B AMT
01/01/2022	5.000%	5,000,000	5,715,150
Series 2013A AMT
01/01/2022	5.000%	5,675,000	6,486,695
Revenue Bonds
General Purpose Senior Lien
Series 2013C AMT
01/01/2021	5.000%	2,035,000	2,274,214
Chicago O’Hare International Airport
Refunding Revenue Bonds
Series 2015B
01/01/2020	5.000%	3,000,000	3,272,970
01/01/2021	5.000%	4,000,000	4,493,000
Chicago Park District
Limited General Obligation Refunding Bonds
Series 2015B
01/01/2018	4.000%	1,250,000	1,262,813
01/01/2019	4.000%	1,750,000	1,807,330

4	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015C
01/01/2018	4.000%	1,500,000	1,515,375
01/01/2019	4.000%	1,805,000	1,864,132
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/2020	5.000%	1,000,000	1,074,590
01/01/2021	5.000%	1,000,000	1,100,320
Unlimited General Obligation Refunding Bonds
Alternative Revenue Source
Series 2015
01/01/2018	4.000%	1,000,000	1,010,250
Chicago Transit Authority
Refunding Revenue Bonds
Federal Transit Administration Section 5307
Series 2015
06/01/2018	5.000%	6,000,000	6,178,140
06/01/2019	5.000%	5,000,000	5,313,300
Federal Transit Administration Section 5307 Urbanized Area Formula Funds
Series 2015
06/01/2020	5.000%	11,250,000	12,270,262
City of Chicago
Prerefunded 01/01/18 Unlimited General Obligation Bonds
Series 2008A (BAM-TCRS)
01/01/2019	5.000%	2,010,000	2,044,612
Refunding General Obligation Unlimited Bonds
Project
Series 2014A
01/01/2020	4.000%	1,175,000	1,186,033
Series 2015
01/01/2020	5.000%	1,625,000	1,677,536
Refunding Revenue Bonds
Series 2009A
01/01/2022	5.000%	2,090,000	2,191,177
Unlimited General Obligation Bonds
Series 2008A
01/01/2021	5.250%	1,465,000	1,474,347
Series 2015A
01/01/2019	5.000%	1,300,000	1,329,588
01/01/2020	5.000%	3,480,000	3,592,508
Unlimited General Obligation Notes
Series 2015A
01/01/2021	5.000%	5,000,000	5,209,950
Unlimited General Obligation Refunding Bonds
Escrowed to Maturity Series 1996A-2 (AMBAC)
01/01/2018	5.500%	2,505,000	2,552,996
Project
Series 2014A
01/01/2021	5.000%	4,875,000	5,079,701
Series 2003B
01/01/2018	5.000%	1,500,000	1,510,890
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016C
01/01/2021	5.000%	1,570,000	1,635,924
01/01/2022	5.000%	5,000,000	5,245,850
Unrefunded Unlimited General Obligation Bonds
Series 2008A (BAM-TCRS)
01/01/2019	5.000%	1,990,000	2,003,452
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2001 (NPFGC)
01/01/2018	5.500%	1,750,000	1,781,308
Series 2015C
01/01/2018	5.000%	2,500,000	2,538,075
01/01/2019	5.000%	2,810,000	2,950,163
01/01/2020	5.000%	1,000,000	1,079,280
01/01/2021	5.000%	1,000,000	1,103,810
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2018	5.000%	1,000,000	1,041,460
11/01/2019	5.000%	3,000,000	3,214,320
11/01/2020	5.000%	5,000,000	5,485,550
Revenue Bonds
2nd Lien Project
Series 2014
11/01/2018	4.000%	1,000,000	1,029,140
Second Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,603,890
City of Chicago Waterworks(e)
Revenue Bonds
Capital Appreciation Senior Lien
Series 2000 (AMBAC)
11/01/2019	0.000%	5,550,000	5,327,889
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2019	5.000%	2,000,000	2,114,080
03/01/2020	5.000%	2,000,000	2,176,540
Cook County Community High School District No. 228 Bremen
Limited General Obligation Bonds
Series 2014B
12/01/2017	5.000%	2,000,000	2,027,440
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care
Series 2014
08/01/2019	5.000%	600,000	645,582

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Swedish Covenant Hospital
Series 2016
08/15/2018	5.000%	200,000	206,772
08/15/2019	5.000%	495,000	525,443
08/15/2020	5.000%	400,000	433,700
08/15/2021	5.000%	455,000	502,679
Revenue Bonds
Advocate Health Care Network
Series 2016
11/15/2022	1.375%	3,030,000	3,019,425
Illinois Finance Authority(c)
Refunding Revenue Bonds
Presbyterian Home
Series 2016
05/01/2036	2.209%	2,400,000	2,412,456
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2014A
12/01/2020	5.000%	5,330,000	5,981,699
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/2019	5.000%	1,250,000	1,317,963
01/01/2020	5.000%	1,500,000	1,630,860
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/2022	5.000%	1,500,000	1,736,190
Regional Transportation Authority
Revenue Bonds
Series 2003B (NPFGC)
06/01/2019	5.500%	3,945,000	4,246,635
Series 2006A (NPFGC)
07/01/2018	5.000%	4,970,000	5,063,287
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/2018	5.000%	4,550,000	4,632,901
Series 2013CR (AGM)
04/01/2021	5.000%	7,180,000	7,787,931
Series 2014
02/01/2018	4.000%	2,750,000	2,779,618
04/01/2019	5.000%	5,000,000	5,213,100
Series 2016
01/01/2020	5.000%	2,500,000	2,639,000
Unrefunded Revenue Bonds
Build Illinois
Series 2009B
06/15/2020	5.000%	1,415,000	1,509,989
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Illinois
Refunding Certificate of Participation
Series 2014C
03/15/2019	5.000%	1,555,000	1,635,751
Total			191,295,955
Indiana 0.9%
Indiana Finance Authority
Refunding Revenue Bonds
Indiana University Health
Series 2016A
12/01/2019	5.000%	1,100,000	1,199,781
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2031	1.750%	5,000,000	5,036,550
Indiana Health Facility Financing Authority
Revenue Bonds
Ascension Health Subordinated Credit Group
Series 2016
11/01/2027	1.250%	3,935,000	3,915,601
Indiana Housing & Community Development Authority(d)
Refunding Revenue Bonds
Series 2017A-2 (GNMA) AMT
01/01/2039	4.000%	1,965,000	2,103,552
Total			12,255,484
Iowa 0.2%
People’s Memorial Hospital of Buchanan County
Revenue Bonds
Series 2016
12/01/2018	1.500%	3,000,000	2,995,170
Kentucky 1.7%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2021	5.000%	1,000,000	1,102,680
06/01/2022	5.000%	1,000,000	1,122,050
Kentucky Rural Water Finance Corp.
Refunding Revenue Bonds
Series 2016A
02/01/2018	1.250%	6,385,000	6,394,003
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #108
Series 2015B
08/01/2019	5.000%	5,000,000	5,389,150

6	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Project #112
Series 2016B
11/01/2021	5.000%	6,000,000	6,883,560
Project No. 100
Series 2011A
08/01/2018	5.000%	2,500,000	2,598,875
Total			23,490,318
Louisiana 1.1%
Louisiana State Citizens Property Insurance Corp.
Refunding Revenue Bonds
Series 2015
06/01/2018	5.000%	2,850,000	2,939,690
State of Louisiana
Unlimited General Obligation Bonds
Series 2015
05/01/2019	5.000%	9,250,000	9,866,790
Series 2015B
05/01/2019	5.000%	2,530,000	2,698,700
Total			15,505,180
Maine 0.3%
Maine State Housing Authority
Revenue Bonds
Series 2016B-1
11/15/2046	3.500%	4,505,000	4,754,712
Maryland 0.1%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2018	5.000%	305,000	315,873
07/01/2019	5.000%	500,000	535,595
Total			851,468
Massachusetts 1.3%
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Senior Series 2017A AMT
07/01/2020	4.000%	375,000	398,775
07/01/2021	4.000%	1,000,000	1,080,070
Series 2016J AMT
07/01/2019	4.000%	2,500,000	2,618,600
07/01/2020	4.000%	2,150,000	2,286,310
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2018	4.000%	1,500,000	1,516,380
01/01/2019	5.000%	2,000,000	2,098,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A AMT
01/01/2019	5.000%	3,000,000	3,147,450
01/01/2022	5.000%	3,500,000	3,919,650
Massachusetts Housing Finance Agency(d),(f)
Refunding Revenue Bonds
Single Family
Series 2017-188 AMT
12/01/2020	1.700%	885,000	885,743
06/01/2021	1.800%	685,000	685,706
Total			18,636,984
Michigan 1.0%
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-5
07/01/2018	5.000%	2,165,000	2,240,364
Series 2014H-1
10/01/2019	5.000%	1,415,000	1,520,149
State Revolving Fund Drinking Water
Series 2012
10/01/2018	5.000%	3,640,000	3,816,467
Trinity Health Corp.
Series 2015
12/01/2019	5.000%	2,000,000	2,177,540
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014 25-A AMT
11/01/2018	5.000%	2,220,000	2,305,004
11/01/2019	5.000%	1,250,000	1,332,337
Royal Oak School District
Unlimited General Obligation Refunding Bonds
Series 2014
05/01/2019	5.000%	450,000	480,600
Total			13,872,461
Minnesota 0.8%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2020	4.000%	785,000	835,185
05/01/2021	4.000%	500,000	541,160
05/01/2022	4.000%	500,000	548,030
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	7,825,000	8,226,501

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Residential Housing
Series 2014C (GNMA) AMT
07/01/2019	1.800%	1,535,000	1,547,142
Total			11,698,018
Mississippi 0.3%
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project
Series 2015A
04/01/2019	5.000%	1,250,000	1,324,600
04/01/2020	5.000%	1,000,000	1,091,000
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2018	4.000%	2,080,000	2,153,861
Total			4,569,461
Missouri 1.5%
City of St. Louis Airport
Refunding Revenue Bonds
Lambert-St. Louis International Airport
Series 2013
07/01/2018	5.000%	765,000	791,630
Kansas City Planned Industrial Expansion Authority
Revenue Bonds
2nd & DE Apartments
Series 2016
12/01/2018	1.500%	11,430,000	11,439,601
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2014
01/01/2020	5.000%	7,825,000	8,507,653
Total			20,738,884
Nebraska 1.8%
Central Plains Energy Project
Refunding Revenue Bonds
Series 2014 (Royal Bank of Canada)
08/01/2039	5.000%	14,500,000	15,669,570
Nebraska Investment Finance Authority
Revenue Bonds
Series 2014A
03/01/2044	3.000%	2,300,000	2,340,342
Nebraska Public Power District
Refunding Revenue Bonds
Series 2014
01/01/2019	5.000%	2,000,000	2,112,820
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2019	5.000%	2,250,000	2,366,460
01/01/2020	5.000%	3,030,000	3,278,490
Total			25,767,682
Nevada 3.3%
Clark County School District
Limited General Obligation Refunding Bonds
Series 2014A
06/15/2018	5.000%	10,000,000	10,350,400
Unlimited General Obligation Refunding Bonds
Series 2014B
06/15/2018	5.000%	10,000,000	10,350,400
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Airport System Junior Subordinated Lien
Series 2017C AMT
07/01/2021	5.000%	5,000,000	5,675,450
Las Vegas McCarran International Airport
Series 2017 AMT
07/01/2021	5.000%	2,500,000	2,843,875
07/01/2022	5.000%	2,240,000	2,597,033
Subordinated Series 2017A-1 AMT
07/01/2022	5.000%	3,000,000	3,482,010
County of Clark Department of Aviation
Revenue Bonds
Series 2014B
07/01/2018	5.000%	5,000,000	5,185,300
County of Washoe(d)
Refunding Revenue Bonds
Sierra Pacific Power
Series 2016S AMT
08/01/2031	1.500%	5,500,000	5,472,005
Total			45,956,473
New Jersey 4.9%
New Jersey Building Authority
Refunding Revenue Bonds
Series 2009 Escrowed to Maturity
12/15/2018	5.000%	175,000	184,762
Series 2009A
12/15/2018	5.000%	2,520,000	2,617,700
New Jersey Economic Development Authority(c)
Refunding Revenue Bonds
NTS School Facilities
Series 2011C
02/01/2018	2.290%	8,895,000	8,895,000

8	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Escrowed to Maturity Series 2014
06/15/2018	5.000%	1,400,000	1,449,658
Series 2013
03/01/2023	5.000%	2,520,000	2,738,635
Revenue Bonds
School Facilities Construction
Series 2010 Escrowed to Maturity
12/15/2017	5.000%	4,260,000	4,325,561
Unrefunded Revenue Bonds
School Facilities Construction
Escrowed to Maturity Series 2010
12/15/2017	5.000%	175,000	177,686
Series 2014
06/15/2018	5.000%	3,600,000	3,693,672
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Princeton HealthCare System
Series 2016
07/01/2018	5.000%	540,000	558,193
07/01/2019	5.000%	525,000	560,096
07/01/2020	5.000%	650,000	713,895
07/01/2021	5.000%	750,000	843,390
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/2017	5.000%	2,780,000	2,814,111
Senior Series 2015-1A AMT
12/01/2017	5.000%	2,000,000	2,024,540
12/01/2018	5.000%	4,250,000	4,434,493
Series 2016-1A AMT
12/01/2018	5.000%	645,000	672,999
12/01/2020	5.000%	1,250,000	1,368,963
Student Loan
Series 2012-1A AMT
12/01/2018	5.000%	2,480,000	2,587,657
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2017B
05/01/2021	2.000%	7,675,000	7,748,987
New Jersey Transit Corp
Revenue Bonds
Grant Anticipation Note
Series 2014A
09/15/2018	5.000%	3,500,000	3,621,380
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transit Corp.
Certificate of Participation
Federal Transit Administration Grants
Subordinated Series 2005A Escrowed to Maturity (NPFGC)
09/15/2017	5.000%	8,770,000	8,816,956
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 1999A
06/15/2020	5.750%	5,000,000	5,381,500
Series 2006A (AGM)
12/15/2020	5.250%	2,360,000	2,610,844
Total			68,840,678
New York 16.0%
Center Moriches Union Free School District
Unlimited General Obligation Notes
BAN Series 2016
08/09/2017	1.500%	5,000,000	5,000,214
Chautauqua Utility District(f)
Limited General Obligation Notes
BAN Series 2017
08/02/2018	2.250%	8,000,000	8,069,680
Cincinnatus Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/12/2018	2.250%	8,340,000	8,420,147
City of Glen Cove
Limited General Obligation Notes
BAN Series 2017A
04/05/2018	2.250%	9,988,460	10,032,509
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2004H-B
03/01/2019	5.000%	8,500,000	9,033,630
Unlimited General Obligation Bonds
Series 2013E
08/01/2018	5.000%	5,960,000	6,203,526
Unlimited General Obligation Refunding Bonds
Series 2012F
08/01/2018	5.000%	1,675,000	1,743,441
City of Yonkers
Limited General Obligation Refunding Bonds
Series 2015D
08/01/2017	3.000%	2,045,000	2,045,109
08/01/2018	4.000%	2,970,000	3,053,130
County of Broome
Limited General Obligation Notes
BAN Series 2017
05/04/2018	2.500%	10,000,000	10,094,800

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Monroe
Limited General Obligation Bonds
Series 2016B
06/01/2018	5.000%	4,185,000	4,319,464
06/01/2019	5.000%	5,200,000	5,556,980
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2018	5.000%	1,825,000	1,866,792
03/01/2019	5.000%	2,000,000	2,118,180
Housing Development Corp.
Refunding Revenue Bonds
Series 2015G-2
11/01/2019	1.450%	2,500,000	2,512,650
Revenue Bonds
Series 2017C-2
07/01/2021	1.700%	3,000,000	3,022,650
Metropolitan Transportation Authority
Revenue Bonds
Series 2005A (AMBAC)
11/15/2018	5.500%	5,000,000	5,288,500
Series 2008A
11/15/2018	5.000%	2,125,000	2,234,055
Series 2012E
11/15/2017	5.000%	1,000,000	1,012,260
Transportation
Series 2005G
11/15/2018	5.000%	2,900,000	3,052,482
Series 2010D
11/15/2018	5.000%	1,890,000	1,989,376
Series 2014B
11/15/2018	5.000%	1,000,000	1,052,580
New York City Industrial Development Agency(d)
Refunding Revenue Bonds
Senior Trips
Series 2012A AMT
07/01/2019	5.000%	1,730,000	1,826,517
Trips Obligated Group
Senior Series 2012A AMT
07/01/2018	5.000%	4,655,000	4,786,736
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC)
01/01/2019	5.000%	6,240,000	6,346,642
Series 2013A
05/01/2019	5.000%	5,000,000	5,342,700
Series 2014J
01/01/2019	5.000%	1,200,000	1,267,164
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Urban Development Corp.
Refunding Revenue Bonds
Personal Income Tax
Series 2017
03/15/2024	5.000%	5,000,000	6,068,150
State Personal Income Tax
Series 2014
03/15/2019	5.000%	10,000,000	10,669,400
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2017	5.000%	4,000,000	4,000,341
08/01/2018	5.000%	5,000,000	5,157,200
Terminal One Group Association
Series 2015 AMT
01/01/2021	5.000%	5,500,000	6,138,715
Port Authority of New York & New Jersey(d)
Revenue Bonds
167th
Series 2011 AMT
09/15/2019	5.000%	5,000,000	5,403,400
Consolidated 172nd
Series 2012 AMT
10/01/2017	5.000%	5,000,000	5,034,900
Salmon River Central School District
Unlimited General Obligation Notes
RAN Series 2017
06/28/2018	2.000%	9,000,000	9,051,570
Sauquoit Valley Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/20/2018	2.000%	7,000,000	7,040,530
State of New York Mortgage Agency(d)
Revenue Bonds
55th Series 2017 AMT
04/01/2019	1.500%	585,000	585,667
10/01/2019	1.650%	845,000	847,146
04/01/2020	1.750%	960,000	963,859
10/01/2020	1.800%	1,725,000	1,733,470
04/01/2021	1.950%	1,815,000	1,828,794
10/01/2021	2.050%	505,000	510,444
Stockbridge Valley Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/06/2018	2.250%	5,250,000	5,298,615
Ticonderoga Central School District
Unlimited General Obligation Notes
BAN Series 2016
08/04/2017	1.500%	4,000,000	4,000,058

10	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Oyster Bay
General Obligation Limited Notes
BAN Series 2017A
06/01/2018	3.500%	10,000,000	10,126,000
General Obligation Unlimited Notes
BAN Series 2017B
02/02/2018	3.500%	1,650,000	1,665,230
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2019	4.000%	2,000,000	2,073,780
06/01/2020	5.000%	1,000,000	1,081,690
Utica School District
Unlimited General Obligation Notes
RAN Series 2017
06/26/2018	2.000%	10,000,000	10,045,300
Village of Cold Spring
Limited General Obligation Notes
BAN Series 2017
05/11/2018	2.250%	2,984,000	3,003,277
Wappingers Central School District
Unlimited General Obligation Notes
BAN Series 2017A
07/05/2018	2.250%	3,765,262	3,799,676
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010B
11/01/2019	5.000%	3,135,000	3,366,896
Total			226,786,022
North Carolina 0.8%
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/18 Revenue Bonds
Series 2008A (AGM)
01/01/2019	5.250%	3,740,000	3,809,227
North Carolina Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2016-37A AMT
07/01/2039	3.500%	2,370,000	2,496,392
State of North Carolina
Revenue Bonds
Grant Anticipation Revenue Vehicle
Series 2007 (NPFGC)
03/01/2018	5.000%	4,500,000	4,508,415
Total			10,814,034
Ohio 0.7%
Ohio Housing Finance Agency
Revenue Bonds
Series 2010-1 (GNMA / FNMA)
11/01/2028	5.000%	960,000	993,725
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Refunding Revenue Bonds
Series 2014B
12/15/2019	5.000%	5,000,000	5,464,500
State of Ohio(d)
Revenue Bonds
Ohio Water Development Authority Waste Management
Series 2015 AMT
11/01/2022	1.700%	2,980,000	2,985,483
Total			9,443,708
Oklahoma 0.6%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project
Series 2016
06/01/2019	5.000%	3,000,000	3,204,180
06/01/2020	5.000%	500,000	550,090
Norman Public Schools Project
Series 2014
07/01/2018	5.000%	2,400,000	2,484,000
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2018	4.000%	800,000	822,360
09/01/2019	4.000%	1,005,000	1,055,200
Total			8,115,830
Pennsylvania 4.5%
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
1st Series 2012
06/01/2019	5.000%	5,650,000	6,055,726
1st Series 2013
04/01/2021	5.000%	5,000,000	5,641,100
Unlimited General Obligation Refunding Bonds
2nd Series 2009
07/01/2019	5.000%	10,980,000	11,802,951
County of Allegheny
Unlimited General Obligation Refunding Bonds
Series 2014C-73
12/01/2018	5.000%	6,650,000	6,991,943
Monroeville Finance Authority
Revenue Bonds
Series 2012
02/15/2018	4.000%	1,250,000	1,270,713
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2018	5.000%	750,000	760,890
01/15/2019	5.000%	1,000,000	1,044,980

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(c),(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2014 AMT
07/01/2041	2.250%	2,775,000	2,805,220
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2041	3.500%	5,565,000	5,851,876
Series 2016-120
10/01/2046	3.500%	6,650,000	7,034,503
Pennsylvania Turnpike Commission(c)
Revenue Bonds
Series 2013B
12/01/2019	1.640%	3,070,000	3,086,486
Pittsburgh Public Parking Authority
Refunding Revenue Bonds
System
Series 2015A
12/01/2018	4.000%	1,750,000	1,814,050
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,500,425
School District of Philadelphia (The)
Unlimited General Obligation Refunding Bonds
Series 2015D
09/01/2019	5.000%	3,750,000	3,978,900
State Public School Building Authority
Refunding Revenue Bonds
The School District of Philadelphia Project
Series 2015
06/01/2019	5.000%	2,890,000	3,052,013
Total			63,691,776
Rhode Island 0.4%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation
Series 2016G
05/15/2018	5.000%	1,250,000	1,283,287
05/15/2019	5.000%	1,500,000	1,584,915
05/15/2022	5.000%	1,250,000	1,403,350
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Series 2016
10/01/2046	3.500%	1,755,000	1,819,233
Total			6,090,785
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.6%
Berkeley County School District
Revenue Bonds
Series 2013
12/01/2017	5.000%	500,000	506,880
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2009A-3
01/01/2018	5.000%	5,080,000	5,164,430
Series 2009A-4
01/01/2019	5.000%	6,645,000	7,006,289
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2018	5.000%	1,100,000	1,155,660
12/01/2019	5.000%	1,250,000	1,356,587
South Carolina State Housing Finance & Development Authority
Refunding Revenue Bonds
Series 2016B-1
07/01/2043	3.500%	1,880,000	1,982,742
South Carolina State Housing Finance & Development Authority(d)
Refunding Revenue Bonds
Series 2016B-2 AMT
07/01/2043	4.000%	4,690,000	5,039,405
Total			22,211,993
Tennessee 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2030	1.550%	3,000,000	3,010,350
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006C
02/01/2019	5.000%	9,920,000	10,422,448
02/01/2020	5.000%	3,820,000	4,127,281
Total			17,560,079
Texas 5.0%
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Series 2016
01/01/2021	5.000%	1,000,000	1,115,430
01/01/2022	5.000%	1,250,000	1,429,362
City of El Paso Water & Sewer
Refunding Revenue Bonds
Series 2014
03/01/2019	4.000%	1,000,000	1,047,330

12	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Junior Lien
Series 2014
02/01/2019	5.000%	13,865,000	14,700,366
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2013E AMT
11/01/2018	5.000%	15,980,000	16,757,427
Harris County-Houston Sports Authority
Refunding Revenue Bonds
Senior Lien
Series 2014A
11/15/2019	5.000%	3,000,000	3,250,020
Houston Independent School District Public Facility Corp.
Revenue Bonds
Series 2014
09/15/2019	5.000%	4,100,000	4,436,569
New Hope Cultural Education Facilities Finance Corp.
Revenue Notes
Construction Project
Series 2016
02/01/2018	1.000%	2,320,000	2,317,471
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2019	5.000%	1,350,000	1,421,240
01/01/2020	5.000%	1,105,000	1,199,743
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/2017	5.000%	4,895,000	4,928,139
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
12/01/2018	2.500%	4,995,000	4,997,497
Tarrant County Housing Finance Corp.
Revenue Bonds
Multifamily Housing Reserve Quebec Apartments
Series 2016
08/01/2018	1.000%	5,100,000	5,092,095
Texas State University System
Refunding Revenue Bonds
Series 2017A
03/15/2020	5.000%	1,580,000	1,737,953
03/15/2021	5.000%	1,600,000	1,813,264
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2021	5.000%	3,895,000	4,483,496
Total			70,727,402
Utah 0.1%
Utah Housing Corp.(d)
Refunding Revenue Bonds
Series 2015D-1 Class III (FHA) AMT
01/01/2019	1.850%	1,755,000	1,762,582
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(g)
Revenue Bonds
Series 2015
09/01/2017	4.000%	500,000	500,944
09/01/2018	5.000%	1,720,000	1,772,735
09/01/2020	5.000%	750,000	809,220
Total			3,082,899
Virginia 1.7%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Series 2015
11/01/2035	1.750%	7,000,000	7,052,780
Wise County Industrial Development Authority
Revenue Bonds
Series 2015A
10/01/2040	2.150%	11,875,000	12,101,812
Virginia Electric & Power Co.
Series 2015A
11/01/2040	1.875%	5,000,000	5,052,250
Total			24,206,842
Washington 0.3%
Energy Northwest
Refunding Revenue Bonds
Wind Project
Series 2014
07/01/2018	5.000%	1,425,000	1,474,604
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015 AMT
12/01/2022	2.600%	1,030,000	1,058,418
Series 2017 AMT
06/01/2039	4.000%	1,200,000	1,292,700

Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Revenue Bonds
Series 2010A (GNMA / FNMA / FHLMC)
10/01/2028	4.700%	365,000	377,727
Total			4,203,449
Wyoming 0.2%
Wyoming Community Development Authority(d)
Refunding Revenue Bonds
Series 2016-1 AMT
12/01/2038	3.500%	2,175,000	2,290,210
Total Municipal Bonds (Cost $1,188,933,613)			1,192,123,251

Municipal Short Term 12.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Connecticut 0.5%
City of Hartford
Unlimited General Obligation Notes
TAN Series 2017
10/31/2017	7.880%	5,165,000	5,096,099
City of New Haven
Unlimited General Obligation Notes
TAN Series 2017
05/15/2018	1.320%	2,000,000	2,018,440
Total			7,114,539
Illinois 0.0%
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant Hospital
Series 2016
08/15/2017	1.420%	500,000	500,739
Indiana 0.9%
Indiana Finance Authority(c),(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2010A AMT
05/01/2034	1.200%	8,000,000	8,000,000
Series 2012 AMT
12/01/2037	1.200%	5,000,000	5,000,000
Total			13,000,000
New Jersey 1.1%
City of Wildwood
Unlimited General Obligation Notes
Series 2016
10/20/2017	0.970%	15,561,000	15,596,168
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 8.6%
Alexandria Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.340%	6,180,000	6,230,614
Amherst Central School District
Unlimited General Obligation Notes
BAN Series 2016
09/14/2017	1.150%	4,350,000	4,354,429
Bemus Point Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/27/2018	1.220%	15,430,000	15,572,110
Bolivar-Richburg Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/13/2018	1.250%	5,730,000	5,784,149
City of Long Beach
Limited General Obligation Notes
BAN Series 2016C
09/15/2017	1.370%	8,124,370	8,128,046
BAN Series 2017B
02/15/2018	1.300%	1,100,000	1,104,136
City of New York(c)
Unlimited General Obligation Bonds
Fiscal 1995
Subordinated Series 2015F
02/15/2019	1.470%	6,250,000	6,246,500
East Ramapo Central School District
Unlimited General Obligation Notes
TAN Series 2017
10/27/2017	1.270%	8,000,000	8,004,320
Frankfort-Schuyler Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.280%	6,715,000	6,773,689
Holley Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/11/2018	1.230%	6,375,000	6,436,072
Norwich City School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.310%	7,225,000	7,286,196
Oakfield-Alabama Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/26/2018	1.250%	15,660,000	15,799,687

14	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Salmon River Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.310%	9,113,371	9,190,470
Town of Eden
Limited General Obligation Notes
BAN Series 2017
03/08/2018	1.380%	8,440,180	8,470,818
Town of Oyster Bay
Limited General Obligation Notes
BAN Series 2017C
06/01/2018	1.930%	2,550,000	2,561,832
RAN Series 2017
02/23/2018	1.630%	2,000,000	2,009,660
Unadilla Valley Central School District(f)
Unlimited General Obligation Notes
BAN Series 2017B
07/20/2018	1.320%	7,775,000	7,844,275
Total			121,797,003
Oklahoma 0.1%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2017	1.040%	1,000,000	1,001,673
Pennsylvania 1.0%
Pennsylvania Economic Development Financing Authority(c),(d)
Refunding Revenue Bonds
VRDN Series 2017A AMT
04/01/2019	1.250%	3,000,000	3,000,000
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Revenue Bonds
Waste Management, Inc. Project
VRDN Series 2013 AMT
08/01/2045	1.250%	11,000,000	11,000,000
Total			14,000,000
Total Municipal Short Term (Cost $173,062,583)			173,010,122

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.580%(h)	358,836	358,836
Total Money Market Funds (Cost $358,836)		358,836
Total Investments (Cost $1,418,435,032)		1,421,572,209
Other Assets & Liabilities, Net		(8,479,862)
Net Assets		$1,413,092,347

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $23,021,361, which represents 1.63% of net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Variable rate security.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2017, the value of these securities amounted to $3,082,899, which represents 0.22% of net assets.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Abbreviation Legend  (continued)
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TAN	Tax Anticipation Note
TCRS	Transferable Custody Receipts
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,418,435,000	5,376,000	(2,239,000)	3,137,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
16	Columbia Short Term Municipal Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	56,080,000	—	56,080,000
Municipal Bonds	—	1,192,123,251	—	1,192,123,251
Municipal Short Term	—	173,010,122	—	173,010,122
Money Market Funds	358,836	—	—	358,836
Total Investments	358,836	1,421,213,373	—	1,421,572,209
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Short Term Municipal Bond Fund | Quarterly Report 2017	17

Portfolio of Investments
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.0%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
VRDN Series 2009 (Wells Fargo Bank)
11/01/2036	0.720%	2,000,000	2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 97.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.4%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,207,868
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/2021	5.000%	1,000,000	1,149,350
Revenue Bonds
Series 2009B
10/01/2021	5.000%	3,000,000	3,252,630
Series 2009C
10/01/2023	5.000%	3,000,000	3,137,010
Series 2010A
10/01/2023	5.000%	2,475,000	2,768,782
10/01/2027	5.000%	1,515,000	1,682,832
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/2024	5.000%	1,000,000	1,124,120
Total			14,322,592
Higher Education 9.3%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	1,000,000	959,750
Lexington Industrial Development Authority
Revenue Bonds
VMI Development Board, Inc. Project
Series 2006A
12/01/2020	5.000%	1,400,000	1,576,232
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/2022	5.000%	1,245,000	1,412,726
Series 2011B
03/01/2021	5.000%	2,250,000	2,553,818
Revenue Bonds
Liberty University Projects
Series 2010
03/01/2019	5.000%	1,000,000	1,063,490
03/01/2022	5.000%	1,455,000	1,594,564
03/01/2023	5.000%	2,000,000	2,189,700
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,785,130
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	2,982,681
Total			18,118,091
Hospital 11.3%
Augusta County Economic Development Authority
Refunding Revenue Bonds
Augusta Health Care, Inc.
Series 2003
09/01/2019	5.250%	905,000	979,138
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/2019	5.250%	525,000	546,992
Series 1993I (NPFGC)
08/15/2019	5.250%	530,000	548,274
Revenue Bonds
Inova Health System
Series 2009C
05/15/2025	5.000%	1,000,000	1,069,070
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/2018	5.250%	1,000,000	1,027,700
06/15/2020	5.250%	4,000,000	4,333,520
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,975,939

Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/2025	5.000%	3,500,000	3,862,040
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/2022	5.000%	2,000,000	2,333,180
07/01/2023	5.000%	1,000,000	1,152,220
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,491,061
06/15/2033	5.000%	200,000	225,630
06/15/2035	5.000%	1,000,000	1,123,250
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,448,813
Total			22,116,827
Investor Owned 1.1%
Chesterfield County Economic Development Authority
Refunding Revenue Bonds
Virginia Electric & Power Co.
Series 2009A
05/01/2023	5.000%	2,000,000	2,137,440
Local Appropriation 5.6%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	191,158
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	890,603
Six Public Facilities Projects
Series 2010
04/01/2024	4.000%	1,340,000	1,394,752
Henrico County Economic Development Authority
Refunding Revenue Bonds
Series 2009B
08/01/2021	4.500%	1,770,000	1,896,236
Loudoun County Economic Development Authority
Revenue Bonds
Loudoun County Roads & Public Facilities Project
Series 2015
12/01/2025	5.000%	3,000,000	3,716,130
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
12/01/2028	5.000%	1,035,000	1,233,006
Virginia Beach Development Authority
Revenue Bonds
Series 2010C
08/01/2023	5.000%	1,380,000	1,529,896
Total			10,851,781
Local General Obligation 8.9%
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/2020	5.000%	525,000	566,842
08/01/2021	5.000%	530,000	571,361
City of Manassas Park
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
01/01/2022	5.000%	310,000	315,193
City of Newport News
Unlimited General Obligation Refunding & Improvement Bonds
Water
Series 2007B
07/01/2020	5.250%	2,000,000	2,240,040
Unlimited General Obligation Refunding Bonds
Series 2016A
08/01/2031	5.000%	1,000,000	1,205,740
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Public Utilities
Series 2012A
07/15/2021	5.000%	3,000,000	3,444,990
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,227,740
Unlimited General Obligation Refunding Bonds
Series 2017B
07/15/2029	4.000%	2,000,000	2,291,880
City of Suffolk
Unlimited General Obligation Refunding Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,207,240
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,210,600
Total			17,281,626

2	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 4.6%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	246,700
Rappahannock Regional Jail Authority
Refunding Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	2,037,880
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/2028	5.000%	2,685,000	3,188,760
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,500,000	1,806,315
Series 2016
12/01/2033	5.000%	1,500,000	1,769,340
Total			9,048,995
Other Industrial Development Bond 0.8%
Peninsula Ports Authority
Refunding Revenue Bonds
Dominion Term Association Project
Series 2016D
10/01/2033	1.550%	1,500,000	1,497,120
Pool / Bond Bank 11.3%
Virginia College Building Authority
Refunding Revenue Bonds
Series 2016A
09/01/2033	3.000%	500,000	498,095
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2009C
08/01/2025	4.000%	2,560,000	2,704,538
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/2024	5.000%	1,395,000	1,584,399
Series 2015
10/01/2027	5.000%	1,500,000	1,841,580
State Revolving Fund
Subordinated Series 2005
10/01/2019	5.500%	2,500,000	2,742,475
10/01/2020	5.500%	3,500,000	3,982,020
10/01/2021	5.500%	6,475,000	7,614,665
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Virginia Pooled Financing Program
Series 2016S
11/01/2033	4.000%	1,000,000	1,095,450
Total			22,063,222
Refunded / Escrowed 15.6%
Appomattox County Economic Development Authority
Prerefunded 05/01/20 Revenue Bonds
Series 2010
05/01/2022	5.000%	1,315,000	1,456,810
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,937,000
City of Newport News
Prerefunded 07/01/20 Unlimited General Obligation Improvement Bonds
Series 2011A
07/01/2023	5.000%	1,380,000	1,537,003
City of Richmond
Prerefunded 06/15/20 Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/2022	5.000%	575,000	641,269
07/15/2024	5.000%	1,000,000	1,115,250
County of Fairfax
Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2011A
04/01/2024	4.000%	2,000,000	2,201,040
County of Henrico
Prerefunded 12/01/18 Unlimited General Obligation
Public Improvement Bonds
Series 2008A
12/01/2021	5.000%	1,000,000	1,054,320
County of Pittsylvania
Prerefunded 02/01/19 Unlimited General Obligation Bonds
Series 2008B
02/01/2023	5.500%	1,030,000	1,100,194
County of Smyth
Prerefunded 11/01/21 Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/2031	5.000%	4,000,000	4,635,040
Fairfax County Economic Development Authority
Prerefunded 04/01/20 Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/2026	5.000%	4,185,000	4,622,039

Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hampton Roads Sanitation District
Prerefunded 04/01/18 Revenue Bonds
Series 2008
04/01/2022	5.000%	1,000,000	1,027,620
Prerefunded 11/01/19 Revenue Bonds
Series 2011
11/01/2024	5.000%	1,750,000	1,905,995
11/01/2025	5.000%	1,380,000	1,503,013
Virginia Resources Authority
Prerefunded 10/01/18 Revenue Bonds
State Revolving Fund
Subordinated Series 2008
10/01/2029	5.000%	2,500,000	2,618,500
Total			30,355,093
Retirement Communities 2.2%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,025,740
Hanover County Economic Development Authority
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	975,000	1,009,759
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Corp.
Series 2015
10/01/2035	4.000%	1,320,000	1,339,971
Total			4,375,470
Sales Tax 1.2%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,343,740
Special Non Property Tax 2.2%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,574,910
06/15/2030	5.000%	1,540,000	1,783,397
Territory of Guam(c)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	850,000	899,946
Total			4,258,253
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 3.3%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	1,013,990
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,095,780
04/01/2032	4.000%	1,000,000	1,087,730
Marquis Community Development Authority of York County(d),(e)
Revenue Bonds
Convertible
Series 2015
09/01/2045	0.000%	644,000	421,305
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	1,598,449
Marquis Community Development Authority of York County(e)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	429,608
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	713,211
Total			6,360,073
State Appropriated 0.8%
Virginia College Building Authority(f)
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,625,745
Transportation 3.9%
Virginia Commonwealth Transportation Board
Revenue Bonds
Capital Projects
Series 2012
05/15/2029	5.000%	3,000,000	3,474,600
Series 2016
05/15/2030	4.000%	1,000,000	1,108,420
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	3,065,625
Total			7,648,645

4	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 3.4%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/2023	5.000%	1,025,000	1,161,397
07/15/2027	5.000%	1,000,000	1,106,350
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,298,250
Total			6,565,997
Water & Sewer 4.8%
County of Fairfax Sewer
Refunding Revenue Bonds
Series 2016A
07/15/2030	5.000%	1,000,000	1,222,690
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,493,620
Subordinated Refunding Revenue Bonds
Series 2005B
04/01/2019	5.250%	1,835,000	1,966,257
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam Government Waterworks Authority(c)
Revenue Bonds
Series 2016
07/01/2036	5.000%	350,000	386,519
Hampton Roads Sanitation District
Refunding Subordinated Revenue Bonds
Series 2016A
08/01/2031	5.000%	2,000,000	2,416,860
Upper Occoquan Sewage Authority
Revenue Bonds
Series 1995A (NPFGC)
07/01/2020	5.150%	815,000	876,647
Total			9,362,593
Total Municipal Bonds (Cost $181,330,864)			190,333,303

Total Investments (Cost: $183,330,864)	192,333,303
Other Assets & Liabilities, Net	2,541,161
Net Assets	194,874,464

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2017, the value of these securities amounted to $1,286,465, which represents 0.66% of net assets.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $421,305, which represents 0.22% of net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
183,331,000	10,443,000	(1,441,000)	9,002,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	190,333,303	—	190,333,303
Total Investments	—	192,333,303	—	192,333,303
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
6	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.0%
County of Horry Airport
Revenue Bonds
Series 2010A
07/01/2020	5.000%	1,150,000	1,256,145
Charter Schools 1.3%
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,011,820
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	553,415
Total			1,565,235
Higher Education 5.9%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,397,319
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,797,435
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,207,922
University of South Carolina
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/2026	5.000%	1,500,000	1,725,945
Total			7,128,621
Hospital 15.4%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,723,590
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2027	5.000%	1,750,000	1,965,512
10/01/2031	5.000%	2,000,000	2,217,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Greenville Health System
Refunding Revenue Bonds
Series 2008A
05/01/2021	5.250%	2,750,000	2,837,147
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/2018	5.000%	1,000,000	1,010,210
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,709,475
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Palmetto Health
Series 2005A (AGM)
08/01/2021	5.250%	3,000,000	3,108,390
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2020	5.000%	2,000,000	2,234,920
11/01/2024	5.000%	450,000	524,102
Spartanburg Regional Health Services District
Revenue Bonds
Series 2008A
04/15/2019	5.000%	1,225,000	1,258,357
Total			18,589,643
Joint Power Authority 4.2%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/2032	5.000%	1,250,000	1,377,387
Series 2016A
12/01/2028	5.000%	2,000,000	2,305,620
Unrefunded Revenue Bonds
Series 2009A
01/01/2028	5.000%	1,360,000	1,420,588
Total			5,103,595
Local Appropriation 25.7%
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,788,615
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,382,720

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,191,060
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,079,680
05/01/2035	5.000%	1,000,000	1,128,490
City of North Charleston
Revenue Bonds
Series 2012
06/01/2029	5.000%	2,280,000	2,559,004
County of Florence
Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,148,020
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,155,480
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,164,820
Greenwood Fifty Schools Facilities, Inc.
Refunding Revenue Bonds
Greenwood School District #50
Series 2016 (BAM)
12/01/2027	5.000%	1,750,000	2,083,427
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,190,350
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	997,274
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	2,134,258
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,736,265
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	619,845
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	2,120,403
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,528,760
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,734,705
12/01/2030	5.000%	1,275,000	1,466,582
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,751,985
Total			30,961,743
Local General Obligation 4.2%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	2,245,000	2,519,204
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,417,219
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	1,069,936
Total			5,006,359
Municipal Power 2.6%
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2012A (AGM)
01/01/2023	5.000%	1,560,000	1,787,432
Easley Combined Utility System
Refunding Revenue Bonds
Series 2011 (AGM)
12/01/2028	5.000%	1,000,000	1,050,880

2	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	315,000	359,081
Total			3,197,393
Ports 0.9%
South Carolina Ports Authority
Revenue Bonds
Series 2010
07/01/2023	5.250%	1,000,000	1,115,120
Refunded / Escrowed 5.9%
City of Columbia Waterworks & Sewer System
Prerefunded 02/01/21 Revenue Bonds
Series 2011A
02/01/2027	5.000%	1,000,000	1,136,120
County of Charleston
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Improvement
Series 2009A
08/01/2023	5.000%	2,000,000	2,159,320
South Carolina Jobs-Economic Development Authority
Prerefunded 09/15/18 Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/2025	5.500%	1,925,000	2,023,579
South Carolina Public Service Authority
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/2028	5.000%	640,000	676,570
University of South Carolina
Prerefunded 06/01/18 Revenue Bonds
Series 2008A (AGM)
06/01/2021	5.000%	1,060,000	1,096,305
Total			7,091,894
Resource Recovery 2.5%
Three Rivers Solid Waste Authority(c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,546,061
10/01/2025	0.000%	1,835,000	1,485,396
Total			3,031,457
Retirement Communities 0.9%
South Carolina Jobs-Economic Development Authority(a)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	1,000,000	1,047,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 0.2%
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2010-1 (GNMA)
01/01/2028	5.000%	215,000	222,319
Special Non Property Tax 6.4%
City of Columbia
Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,364,738
City of Greenville Hospitality Tax
Improvement Refunding Revenue Bonds
Series 2011 (AGM)
04/01/2021	5.000%	1,290,000	1,445,819
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	635,348
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	810,224
Greenville County Public Facilities Corp.
Refunding Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	1,048,269
Spartanburg County Tourist Public Facilities Corp.
Refunding Certificate of Participation
Public Facilities Corp.
Series 2016 (BAM)
04/01/2028	4.000%	580,000	643,226
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	400,000	423,504
Town of Hilton Head Island
Revenue Bonds
Series 2011A
06/01/2023	5.000%	555,000	631,945
06/01/2024	5.000%	580,000	659,013
Total			7,662,086
Special Property Tax 1.0%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,162,040

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 1.0%
State of South Carolina
Unlimited General Obligation Bonds
Series 2014B
04/01/2025	5.000%	1,000,000	1,216,660
Student Loan 1.2%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan
Series 2009I
10/01/2024	5.000%	1,415,000	1,489,486
Transportation 6.6%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,421,720
Series 2005A (AMBAC)
10/01/2020	5.250%	4,880,000	5,493,855
Total			7,915,575
Water & Sewer 9.9%
Anderson Regional Joint Water System
Refunding Revenue Bonds
Series 2012
07/15/2028	5.000%	2,000,000	2,258,780
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,212,000
City of Spartanburg Water System(d)
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,488,217
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	447,636
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Berkeley Water & Sewer
Refunding Revenue Bonds
Series 2008A (AGM)
06/01/2021	5.000%	1,000,000	1,033,670
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	497,687
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/2019	5.250%	1,000,000	1,066,750
Series 2010A
01/01/2020	5.000%	1,500,000	1,640,625
Series 2012
01/01/2024	5.000%	1,000,000	1,157,370
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,141,280
Total			11,944,015
Total Municipal Bonds (Cost $111,967,585)			116,706,686

Money Market Funds 3.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.580%(e)	3,704,419	3,704,419
Total Money Market Funds (Cost $3,704,419)		3,704,419
Total Investments (Cost: $115,672,004)		120,411,105
Other Assets & Liabilities, Net		168,614
Net Assets		120,579,719

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $2,059,120, which represents 1.71% of net assets.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2017, the value of these securities amounted to $782,585, which represents 0.65% of net assets.
(c)	Zero coupon bond.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2017.
4	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
115,672,000	5,020,000	(281,000)	4,739,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	116,706,686	—	116,706,686
Money Market Funds	3,704,419	—	—	3,704,419
Total Investments	3,704,419	116,706,686	—	120,411,105
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.1%
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	617,345
Raleigh Durham Airport Authority
Refunding Revenue Bonds
Series 2010A
05/01/2023	5.000%	3,000,000	3,316,620
Total			3,933,965
Higher Education 8.7%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	400,328
Series 2016B
10/01/2020	5.000%	1,380,000	1,545,186
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,212,911
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,312,820
North Carolina Capital Facilities Finance Agency
Unrefunded Revenue Bonds
Meredith College
Series 2008A
06/01/2031	6.000%	970,000	996,161
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2028	4.000%	955,000	1,039,928
10/01/2029	4.000%	625,000	671,750
University of North Carolina at Charlotte (The)
Revenue Bonds
Series 2014
04/01/2030	5.000%	1,000,000	1,152,780
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	465,629
04/01/2030	5.000%	250,000	296,123
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,286,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,325,960
University of North Carolina System
Unrefunded Revenue Bonds
UNC System Appalachian State
Series 2017A (AGM)
10/01/2022	5.000%	140,000	146,457
Total			15,852,773
Hospital 12.8%
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2009A
01/15/2021	5.000%	1,000,000	1,057,640
County of New Hanover
Refunding Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,427,748
North Carolina Medical Care Commission
Refunding Revenue Bonds
Duke University Health System
Series 2016
06/01/2028	5.000%	500,000	624,480
Mission Health System, Inc.
Series 2015
10/01/2036	5.000%	2,515,000	2,874,871
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	619,597
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,136,840
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,722,855
06/01/2036	5.000%	1,445,000	1,615,438
Series 2015
06/01/2030	5.000%	1,000,000	1,152,170
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,242,920
Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	3,635,000	4,097,372

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Moses Cone Health System
Series 2011
10/01/2020	5.000%	3,215,000	3,575,369
Rex Hospital, Inc.
Series 2015A
07/01/2032	5.000%	1,000,000	1,155,990
Total			23,303,290
Joint Power Authority 2.5%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,350,800
Series 2016A
01/01/2028	5.000%	1,500,000	1,818,060
Unrefunded Revenue Bonds
Series 2009A
01/01/2025	5.000%	430,000	453,757
Total			4,622,617
Local Appropriation 18.4%
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,558,898
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2033	4.000%	800,000	852,640
03/01/2035	5.000%	1,000,000	1,154,420
City of Raleigh
Limited Obligation Refunding Revenue Bonds
Series 2016
02/01/2031	4.000%	385,000	421,255
02/01/2032	4.000%	775,000	841,859
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	586,310
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	879,990
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	296,370
06/01/2029	5.000%	250,000	294,223
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Buncombe
Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	580,130
06/01/2029	5.000%	1,000,000	1,159,250
Series 2014A
06/01/2032	5.000%	1,635,000	1,893,575
County of Cabarru
Revenue Bonds
Installment Financing Contract
Series 2016
04/01/2028	5.000%	1,000,000	1,216,510
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	457,032
County of Cumberland
Refunding Certificate of Participation
Improvement Projects
Series 2009-B1
12/01/2021	5.000%	2,775,000	3,021,975
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	241,976
County of Davidson
Revenue Bonds
Series 2016
06/01/2029	5.000%	1,000,000	1,199,730
County of Duplin
Revenue Bonds
Series 2016
04/01/2034	5.000%	1,000,000	1,149,950
County of Johnston
Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,172,620
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	779,859
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	455,844
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,382,214
04/01/2028	5.000%	1,290,000	1,517,879

2	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,821,210
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	2,094,547
County of Wayne
Revenue Bonds
Series 2017
06/01/2027	5.000%	350,000	436,811
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	595,730
06/01/2029	5.000%	500,000	594,315
Durham Capital Financing Corp
Refunding Revenue Bonds
Series 2016
12/01/2029	5.000%	1,100,000	1,338,436
Durham Capital Financing Corp.
Refunding Revenue Bonds
Series 2016
12/01/2028	5.000%	630,000	774,843
Jacksonville Public Facilities Corp.
Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,224,436
Orange County Public Facilities Co.
Revenue Bonds
Series 2012
10/01/2024	5.000%	1,325,000	1,554,516
Total			33,549,353
Local General Obligation 4.9%
City of Winston-Salem
Unlimited General Obligation Bonds
Series 2016B
06/01/2023	5.000%	1,935,000	2,332,314
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	591,295
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	873,772
04/01/2024	5.000%	410,000	494,497
04/01/2025	5.000%	520,000	635,024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/2022	5.000%	2,000,000	2,340,080
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/2020	5.000%	1,565,000	1,665,598
Total			8,932,580
Multi-Family 2.7%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,140,840
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2029	4.000%	1,000,000	1,096,660
Western Carolina University
Limited Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	599,245
06/01/2028	5.000%	1,000,000	1,189,600
06/01/2029	5.000%	800,000	945,160
Total			4,971,505
Municipal Power 3.2%
City of Concord Utilities Systems
Refunding Revenue Bonds
Series 2009B
12/01/2019	5.000%	1,500,000	1,634,610
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,397,500
Greenville Utilities Commission
Refunding Revenue Bonds
Series 2016
04/01/2031	5.000%	1,000,000	1,191,970
Revenue Bonds
Series 2008A (AGM)
11/01/2018	5.000%	1,040,000	1,090,502
Guam Power Authority(a)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	520,000	592,769
Total			5,907,351

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 1.2%
North Carolina State Ports Authority
Revenue Bonds
Senior Lien
Series 2010B
02/01/2025	5.000%	2,000,000	2,162,480
Refunded / Escrowed 15.7%
City of High Point Combined Water & Sewer System
Prerefunded 11/01/18 Revenue Bonds
Series 2008 (AGM)
11/01/2024	5.000%	1,000,000	1,050,830
11/01/2025	5.000%	1,000,000	1,050,830
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/2027	5.000%	800,000	909,336
City of Winston-Salem Water & Sewer System
Prerefunded 06/01/19 Revenue Bonds
Series 2009
06/01/2023	5.000%	1,000,000	1,073,140
County of Cabarrus
Prerefunded 06/01/18 Certificates of Participation
Installment Financing Contract
Series 2008C
06/01/2022	5.000%	1,545,000	1,598,241
County of Harnett
Prerefunded 06/01/19 Certificate of Participation
Series 2009
06/01/2022	5.000%	1,880,000	2,017,146
County of Mecklenburg
Prerefunded 02/01/19 Certificate of Participation
Series 2009A
02/01/2023	5.000%	1,000,000	1,060,560
County of Moore
Prerefunded 07/01/20 Revenue Bonds
Series 2010
06/01/2024	5.000%	1,635,000	1,814,474
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/2020	5.000%	935,000	994,672
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/2026	5.125%	3,065,000	3,472,338
North Carolina Capital Facilities Finance Agency
Prerefunded 01/01/19 Revenue Bonds
Wake Forest University
Series 2009
01/01/2026	5.000%	1,000,000	1,056,990
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 06/01/18 Revenue Bonds
Meredith College
Series 2008A
06/01/2031	6.000%	30,000	31,277
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/2026	5.000%	2,250,000	2,378,565
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,000,000	1,204,430
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	3,000,000	3,614,730
Series 1993B Escrowed to Maturity (NPFGC)
01/01/2022	6.000%	1,000,000	1,204,910
North Carolina Municipal Power Agency No. 1
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/2025	5.000%	1,070,000	1,130,359
Northern Hospital District of Surry County
Prerefunded 04/01/18 Revenue Bonds
Series 2008
10/01/2024	5.750%	1,000,000	1,032,080
University of North Carolina System
Prerefunded 10/01/18 Revenue Bonds
Series 2008A (AGM)
10/01/2022	5.000%	985,000	1,031,807
10/01/2022	5.000%	655,000	686,126
10/01/2022	5.000%	220,000	230,454
Total			28,643,295
Retirement Communities 5.2%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,005,160
1st Mortgage-United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,650,889
Deerfield Episcopal Retirement Community
Series 2016
11/01/2031	5.000%	1,500,000	1,704,345
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	819,247
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	2,000,000	2,106,660

4	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,379,599
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	798,343
Total			9,464,243
Sales Tax 0.7%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,207,290
Single Family 1.1%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B
07/01/2037	3.850%	2,000,000	2,038,940
Special Non Property Tax 0.3%
Territory of Guam(a)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	500,000	529,380
State Appropriated 1.3%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,467,280
Transportation 0.6%
State of North Carolina
Revenue Bonds
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,074,906
Turnpike / Bridge / Toll Road 2.2%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	1,987,725
01/01/2032	5.000%	700,000	809,739
Series 2017 (AGM)
01/01/2031	5.000%	750,000	885,053
North Carolina Turnpike Authority(b)
Revenue Bonds
Series 2017C
07/01/2031	0.000%	500,000	275,160
Total			3,957,677
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 14.7%
City of Charlotte Water & Sewer System
Revenue Bonds
Series 2008
07/01/2023	5.000%	3,000,000	3,113,550
Series 2009B
07/01/2025	5.000%	5,835,000	6,493,538
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	314,213
05/01/2030	5.000%	660,000	777,784
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,427,184
06/01/2023	5.250%	2,000,000	2,437,380
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	316,248
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,499,220
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	927,166
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2033	4.000%	2,165,000	2,379,443
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2026	5.000%	1,070,000	1,301,773
04/01/2027	5.000%	1,500,000	1,807,725
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	329,847
County of Union Enterprise System
Revenue Bonds
Series 2015
06/01/2029	5.000%	500,000	597,685
Guam Government Waterworks Authority(a)
Revenue Bonds
Series 2016
07/01/2036	5.000%	350,000	386,519

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	1,640,000	1,807,690
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	401,980
04/01/2031	5.000%	450,000	536,386
Total			26,855,331
Total Municipal Bonds (Cost $172,462,383)			179,474,256
Total Investments (Cost: $172,462,383)	179,474,256
Other Assets & Liabilities, Net	3,113,851
Net Assets	182,588,107

Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2017, the value of these securities amounted to $1,508,668, which represents 0.83% of net assets.
(b)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
172,462,000	7,531,000	(519,000)	7,012,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
6	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	179,474,256	—	179,474,256
Total Investments	—	179,474,256	—	179,474,256
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 99.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.6%
Maryland Environmental Service
Revenue Bonds
Mid Shore II Regional Landfill
Series 2011
11/01/2024	5.000%	1,030,000	1,152,725
Higher Education 5.8%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/2029	5.000%	1,000,000	1,104,050
Notre Dame of Maryland University
Series 2012
10/01/2032	5.000%	1,000,000	1,100,050
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/2027	5.000%	500,000	585,770
Morgan State University
Refunding Revenue Bonds
Series 2012
07/01/2030	5.000%	150,000	168,613
University System of Maryland
Refunding Revenue Bonds
Series 2015A
04/01/2024	5.000%	1,000,000	1,216,460
Total			4,174,943
Hospital 22.5%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/2029	5.000%	750,000	862,500
MedStar Health, Inc.
Series 2015
08/15/2033	5.000%	500,000	570,640
Mercy Medical Center
Series 2016A
07/01/2032	5.000%	600,000	672,804
Meritus Medical Center Issue
Series 2015
07/01/2027	5.000%	1,000,000	1,160,240
Peninsula Regional Medical Center
Series 2015
07/01/2032	5.000%	1,000,000	1,128,730
07/01/2034	5.000%	1,000,000	1,117,440
Series 2017B
07/01/2031	5.000%	1,000,000	1,170,430
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Maryland Medical System
Series 2015
07/01/2028	5.000%	500,000	590,650
Western Maryland Health System
Series 2014
07/01/2034	5.250%	1,500,000	1,693,365
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/2026	5.000%	1,210,000	1,381,917
07/01/2027	5.000%	1,000,000	1,134,540
Johns Hopkins Health System
Series 2012
07/01/2028	5.000%	1,000,000	1,144,850
Johns Hopkins Health System
Series 2013C
05/15/2033	5.000%	1,500,000	1,720,035
MedStar Health
Series 2011
08/15/2022	5.000%	1,620,000	1,849,716
Total			16,197,857
Investor Owned 3.8%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Potomac
Series 2009
09/01/2022	6.200%	2,500,000	2,704,375
Local Appropriation 2.1%
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/2026	5.000%	585,000	651,175
Maryland State Transportation Authority
Refunding Revenue Bonds
Metrorail Parking Projects
Series 2014
07/01/2023	4.000%	750,000	840,450
Total			1,491,625
Local General Obligation 8.1%
City of Baltimore
Unlimited General Obligation Bonds
Consolidated Public Improvement
Series 2008A (AGM)
10/15/2022	5.000%	1,000,000	1,049,990

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvement
Series 2015
04/01/2027	5.000%	1,500,000	1,829,985
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/2021	5.250%	2,500,000	2,924,275
Total			5,804,250
Multi-Family 8.6%
Howard County Housing Commission
Revenue Bonds
Gateway Village Apartments
Series 2016
06/01/2031	4.000%	870,000	923,844
General Capital Improvement Program
Series 2015
06/01/2032	4.000%	750,000	781,215
Woodfield Oxford Square Apartments
Series 2017
12/01/2029	5.000%	555,000	662,548
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/2030	5.000%	725,000	856,037
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/2030	5.000%	875,000	1,032,132
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2027	5.000%	1,100,000	1,187,967
Towson University Project
Senior Series 2012
07/01/2027	5.000%	700,000	770,098
Total			6,213,841
Municipal Power 0.4%
Guam Power Authority(a)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	220,000	250,787
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 4.3%
City of Baltimore
Refunding Revenue Bonds
Convention Center Hotel
Series 2017
09/01/2028	5.000%	750,000	880,132
County of Montgomery
Revenue Bonds
Department of Liquor Control
Series 2009A
04/01/2022	5.000%	2,055,000	2,185,205
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/2021	4.400%	40,000	40,092
Total			3,105,429
Other Industrial Development Bond 1.1%
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/2025	5.750%	800,000	808,920
Refunded / Escrowed 7.2%
City of Baltimore
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/2024	5.000%	1,400,000	1,655,906
Maryland Health & Higher Educational Facilities Authority
Prerefunded 01/01/21 Revenue Bonds
Charlestown Community
Series 2010
01/01/2030	6.125%	735,000	855,812
Washington Metropolitan Area Transit Authority
Prerefunded 07/01/19 Revenue Bonds
Transit
Series 2009
07/01/2023	5.250%	2,500,000	2,700,700
Total			5,212,418
Retirement Communities 6.4%
City of Gaithersburg
Refunding Revenue Bonds
Asbury Obligation Group
Series 2009B
01/01/2023	6.000%	1,250,000	1,356,550

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc.
Series 2016
01/01/2029	5.000%	500,000	577,500
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2026	5.000%	500,000	532,520
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Charlestown Community
Series 2016A
01/01/2028	5.000%	1,000,000	1,160,520
Revenue Bonds
King Farm Presbyterian Community
Series 2007A
01/01/2027	5.250%	1,000,000	1,000,100
Total			4,627,190
Single Family 0.8%
Maryland Community Development Administration Housing
Revenue Bonds
Series 2016
03/01/2036	3.250%	600,000	606,276
Special Non Property Tax 5.9%
Maryland Stadium Authority
Revenue Bonds
Baltimore City Public Schools
Series 2016
05/01/2029	5.000%	1,800,000	2,157,408
05/01/2030	5.000%	500,000	594,220
State of Maryland Department of Transportation
Revenue Bonds
3rd Series 2015
12/15/2026	4.000%	1,000,000	1,131,600
Territory of Guam(a)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	350,000	370,566
Total			4,253,794
Special Property Tax 6.6%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/2023	5.000%	225,000	262,694
07/01/2024	5.000%	500,000	589,725
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects
Series 2015
06/15/2027	5.000%	520,000	589,285
County of Frederick
Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/2025	5.000%	2,500,000	2,755,550
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District
Series 2014
07/01/2025	4.000%	485,000	536,798
Total			4,734,052
State Appropriated 4.3%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/2022	4.500%	2,675,000	3,067,396
State General Obligation 3.1%
State of Maryland
Unlimited General Obligation Bonds
Series 2015A
03/01/2027	4.000%	1,500,000	1,675,830
Unlimited General Obligation Refunding Bonds
Series 2015B
08/01/2024	4.000%	500,000	581,475
Total			2,257,305
Transportation 1.7%
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	1,000,000	1,226,250
Water & Sewer 4.7%
City of Baltimore
Subordinated Revenue Bonds
Series 2014A
07/01/2032	5.000%	1,000,000	1,158,730
Wastewater Project
Series 2017A
07/01/2031	5.000%	1,000,000	1,197,450

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Water Quality Financing Administration Revolving Loan Fund
Revenue Bonds
Series 2008
03/01/2021	5.000%	1,000,000	1,024,250
Total			3,380,430
Total Municipal Bonds (Cost $67,765,711)			71,269,863
Total Investments (Cost: $67,765,711)	71,269,863
Other Assets & Liabilities, Net	756,208
Net Assets	72,026,071

Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2017, the value of these securities amounted to $621,353, which represents 0.86% of net assets.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
67,766,000	3,618,000	(114,000)	3,504,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	71,269,863	—	71,269,863
Total Investments	—	71,269,863	—	71,269,863
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.1%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/2025	5.000%	1,500,000	1,672,080
Revenue Bonds
Series 2012B
01/01/2027	5.000%	1,000,000	1,138,910
Total			2,810,990
Higher Education 12.7%
Athens Housing Authority
Refunding Revenue Bonds
UGAREF East Campus Housing
Series 2011
12/01/2025	5.000%	1,000,000	1,152,950
Bleckley County & Dodge County Joint Development Authority
Revenue Bonds
Middle Georgia College
Series 2008
07/01/2021	5.000%	750,000	775,440
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/2027	5.000%	500,000	568,165
Revenue Bonds
Georgia Southern University Housing Foundation
Series 2008 (AGM)
07/01/2020	5.250%	1,000,000	1,038,960
Bulloch County Development Authority(a)
Refunding Revenue Bonds
Georgia Southern University Housing Foundation Four LLC
Series 2017
07/01/2034	5.000%	500,000	581,670
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/2025	5.000%	800,000	919,760
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	1,000,000	1,141,660
Gwinnett County Development Authority
Refunding Revenue Bonds
Georgia Gwinnett College Student Housing
Series 2017
07/01/2034	5.000%	1,000,000	1,163,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/2027	5.000%	750,000	855,022
Georgia Regents University Cancer Center
Series 2014 (AGM)
12/15/2032	5.000%	425,000	489,018
Total			8,686,545
Hospital 11.4%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project
Series 2016
07/01/2030	4.000%	1,000,000	1,070,840
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center
RAC Series 2016
07/01/2034	5.000%	490,000	546,262
DeKalb Private Hospital Authority
Revenue Bonds
Children’s Healthcare
Series 2009
11/15/2017	5.000%	320,000	323,702
Fayette County Hospital Authority
Revenue Bonds
Fayette Community Hospital
Series 2009A
06/15/2023	5.250%	2,000,000	2,146,520
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System Project
Series 2017
02/15/2030	5.000%	300,000	348,201
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnet Hospital System
Series 2007A (AGM)
07/01/2023	5.000%	2,000,000	2,142,180
Richmond County Hospital Authority
Refunding Revenue Bonds
University Health Services, Inc. Project
Series 2016
01/01/2028	5.000%	1,000,000	1,196,040
Total			7,773,745

Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 4.3%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/2032	5.000%	1,000,000	1,129,950
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/2021	5.250%	1,395,000	1,561,646
Unrefunded Revenue Bonds
Project One
Subordinated Series 2008D
01/01/2023	6.000%	260,000	271,708
Total			2,963,304
Local Appropriation 1.4%
Atlanta Public Safety & Judicial Facilities Authority
Refunding Revenue Bonds
Public Safety Facility Project
Series 2016
12/01/2024	5.000%	580,000	710,187
Macon-Bibb County Urban Development Authority
Refunding Revenue Bonds
Macon-Bibb County Public Project
Series 2017
12/01/2032	5.000%	200,000	241,430
Total			951,617
Local General Obligation 23.9%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/2030	5.000%	1,000,000	1,166,790
City of Atlanta
Unlimited General Obligation Refunding Bonds
Series 2014A
12/01/2026	5.000%	500,000	604,415
City of Decatur
Unlimited General Obligation Bonds
Series 2016
08/01/2029	4.000%	750,000	843,803
Columbia County School District
Unlimited General Obligation Bonds
Series 2015
10/01/2022	5.000%	1,000,000	1,184,980
County of Columbia
Unlimited General Obligation Bonds
Sales Tax
Series 2015
04/01/2022	5.000%	285,000	334,114
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of DeKalb
Unlimited General Obligation Refunding Bonds
Special Transportation - Parks Greenspace
Series 2016
12/01/2027	5.000%	750,000	926,047
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/2028	5.000%	1,000,000	1,183,000
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/2024	5.000%	1,500,000	1,830,105
Henry County School District
Unlimited General Obligation Bonds
Series 2016
08/01/2032	4.000%	1,000,000	1,099,060
Pierce County School District
Unlimited General Obligation Bonds
Series 2017
01/01/2032	4.000%	425,000	466,183
Sandy Springs Public Facilities Authority
Revenue Bonds
City Center Project
Series 2015
05/01/2028	5.000%	1,000,000	1,228,590
Savannah-Chatham County School District
Unlimited General Obligation Refunding Bonds
Series 2004 (AGM)
08/01/2019	5.250%	2,000,000	2,168,380
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/2031	5.000%	1,000,000	1,145,430
Winder-Barrow Industrial Building Authority
Refunding Revenue Bonds
City of Winder Project
Series 2012 (AGM)
12/01/2024	5.000%	1,900,000	2,155,835
Total			16,336,732
Multi-Family 1.6%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University
Junior Subordinated Series 2014
07/15/2029	5.000%	980,000	1,084,213

2	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.4%
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	220,000	250,787
Other Bond Issue 1.0%
Columbus Housing Authority
Revenue Bonds
Eagles Trace Apartments Project
Series 2015
12/01/2025	3.250%	655,000	653,087
Prep School 0.4%
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	250,000	280,303
Prepaid Gas 0.5%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
09/15/2019	5.250%	295,000	315,901
Refunded / Escrowed 6.5%
Cherokee County Board of Education
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Series 2009A
08/01/2022	5.000%	1,600,000	1,728,784
DeKalb Newton & Gwinnett Counties Joint Development Authority
Prerefunded 07/01/19 Revenue Bonds
GGC Foundation LLC Project
Series 2009
07/01/2024	5.500%	2,500,000	2,714,525
Total			4,443,309
Retirement Communities 0.8%
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2025	4.000%	500,000	538,660
Sales Tax 1.3%
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
3rd Indenture
Series 2014A
07/01/2024	5.000%	750,000	899,737
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 1.5%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/2029	3.000%	1,000,000	1,010,210
Special Non Property Tax 3.0%
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Third Indenture
Series 2012A
07/01/2030	5.000%	1,500,000	1,735,980
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	300,000	317,628
Total			2,053,608
Special Property Tax 6.4%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/2028	5.000%	525,000	622,309
12/01/2033	5.000%	1,000,000	1,158,540
City of Atlanta
Refunding Tax Allocation Bonds
Atlanta Station Project
Series 2007 (AGM)
12/01/2020	5.250%	1,545,000	1,565,703
Eastside Project
Series 2016
01/01/2028	5.000%	300,000	353,610
01/01/2029	5.000%	300,000	351,141
01/01/2030	5.000%	300,000	348,201
Total			4,399,504
State General Obligation 1.9%
State of Georgia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2027	5.000%	1,000,000	1,274,330
Transportation 1.6%
Georgia State Road & Tollway Authority
Prerefunded 01/01/19 Revenue Bonds
Federal Highway Grant
Series 2009A
06/01/2021	5.000%	1,000,000	1,073,580

Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 1.0%
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	1,000,000	669,440
Water & Sewer 11.9%
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/2031	5.000%	250,000	298,980
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	1,000,000	1,188,670
Series 2017A
11/01/2034	5.000%	1,000,000	1,202,710
City of Columbus Water & Sewerage
Refunding Revenue Bonds
Series 2016
05/01/2032	5.000%	350,000	417,158
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Gainesville Water & Sewerage
Refunding Revenue Bonds
Series 2014
11/15/2026	5.000%	1,500,000	1,800,675
County of DeKalb Water & Sewage
Refunding Revenue Bonds
Series 2006B
10/01/2021	5.250%	2,000,000	2,323,320
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project
Series 2015
03/01/2031	5.000%	750,000	863,655
Total			8,095,168
Total Municipal Bonds (Cost $63,777,446)			66,564,770

Total Investments (Cost: $63,777,446)	66,564,770
Other Assets & Liabilities, Net	1,646,494
Net Assets	68,211,264

Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2017, the value of these securities amounted to $568,415, which represents 0.83% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $669,440, which represents 0.98% of net assets.
(d)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
63,777,000	2,960,000	(172,000)	2,788,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
4	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	66,564,770	—	66,564,770
Total Investments	—	66,564,770	—	66,564,770
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2017	5

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2017